Summary of Significant Accounting Policies: - Long lived assets (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Robotics and Digital Solutions
Long Lived Assets Held-for-sale [Line Items]
Impairment charge on disposal		$ 7,887
Canada
Long Lived Assets Held-for-sale [Line Items]
Impairment charge on disposal			$ 837
US
Long Lived Assets Held-for-sale [Line Items]
Percentage of long-lived assets	95.00%